UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4854

The Oberweis Funds

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500, Lisle, IL 60532

(Address of principal executive offices)           (Zip code)

James W. Oberweis The Oberweis Funds 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Copy to: James A. Arpaia Vedder Price P.C. 222 North LaSalle Street, Suite 2600 Chicago, IL 60601

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 323-6166

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(Semi-Annual Report for the period 01/01/12 through 06/30/12 is filed herewith)

A VISION FOR FUTURE GROWTH

SEMI-ANNUAL REPORT
JUNE 30, 2012

•	Oberweis Micro-Cap Fund
•	Oberweis Emerging Growth Fund
•	Oberweis Small-Cap Opportunities Fund
•	Oberweis China Opportunities Fund
•	Oberweis International Opportunities Fund
•	Oberweis Asia Opportunities Fund

1-800-245-7311

www.oberweisfunds.com

  PRESIDENT’S LETTER

Dear Fellow Oberweis Funds Shareholder:

Despite the unpleasant macroeconomic headlines that adorn newspapers around the world each day, equities performed reasonably well in the first half of 2012. The MSCI World Index returned 4.49%. Small-cap stocks appreciated slightly more than large-caps, with the MSCI World Small-Cap Index gaining 5.35% in the first six months of 2012.

All of the Oberweis Funds experienced gains in the first half. Among our domestic funds, the Emerging Growth Fund returned 7.03%, the Small-Cap Opportunities Fund returned 6.36%, and the Micro-Cap Fund returned 4.29%. For comparison, the Russell 2000 Growth Index returned 8.81%. Among our international funds, the China Opportunities Fund returned 8.62% (versus -1.91% for the MSCI Zhong Hua Small-Cap Growth Index). The International Opportunities Fund gained 7.39% (compared to 2.95% for the MSCI World ex-US Small-Cap Growth Index). The Asia Opportunities Fund returned 1.72% (versus 2.33% for the MSCI AC Asia Pacific Ex-Japan SCG Index).

Despite respectable returns for small-cap growth stocks in the first half of the year, fear and risk-aversion continue to dominate market sentiment. The third quarter has already begun with a swift correction and the global opera of macroeconomic challenges appears to have merely reached intermission. Investors remain focused on Greece’s future in the Eurozone, troubled Spanish banks, rising 10-year Spanish and Italian bond yields, and a brewing conflict between German Chancellor Angela Merkel and newly-elected French President Francois Hollande over the severity and impact of austerity measures on fiscally-challenged countries in the Eurozone.

European economic data suggests the continent is either in or close to a recession. The Eurozone Purchaser’s Manufacturing Index (PMI) was under 46 each month of the second quarter, suggesting contraction in European manufacturing. Unemployment in Greece and Spain remains above 20%. The Euro tumbled 5.1% versus the U.S. Dollar during the second quarter to 1.2667 and crude oil fell over 17% to $84.96 on economic growth concerns. As uncertainty increased during the quarter, investors fled to U.S. 10-year Treasury Bonds, with the yield falling 56 basis points to 1.66%.

Economic data in the U.S. and China, though not as dire as Europe, also suggest a modest slowdown is afoot. The U.S. ISM Manufacturing PMI slipped under 50 for the first time since July 2009, and job creation slowed to potential “stall” levels. The China Manufacturing PMI hit 50.2 in June and consensus expectations for Chinese GDP growth have declined. The Chinese government responded by cutting The People’s Bank of China benchmark 1-year lending rate in June (and again in July), reversing tight monetary policies that had been in place over the last couple of years. That said, we believe that government spending in China appears to be reaccelerating and will likely help to offset slowing growth in the private sector. In addition to the Chinese cut noted above, the Federal Reserve announced an extension to its “Operation Twist” program through the end of 2012, and the Bank of England and the European Central Bank provided additional stimulus in early July.

Clearly, the macroeconomic environment continues to concern us. However, that’s only half of the story. Extremely compelling stock valuations already are discounting some of these risks. Indeed, if one looks back in history, many of the most profitable times to buy stocks have occurred during the grimmest of economic times. It is often when hope seems lost — and buyers have faded away — that stocks turn out to be cheapest. Indeed, particularly after the correction in July, our research indicates that the average forward price/earnings ratios for high growth small-cap companies currently rank among the most attractive points of the past decade, though not as attractive as in 2008.

Of course, it is only through the prism of history that we will know whether today’s stock market is over-valued or under-valued. In our view, today’s low valuations are likely to outweigh the

  PRESIDENT’S LETTER (continued)

economic challenges when it comes to the direction of stock prices. As a result, we believe this environment may well turn out to be an above-average time to acquire small-cap growth stocks, particularly in relation to alternatives such as treasury bonds yielding 1 – 2%. While it is difficult for us to predict when investors will place an appropriate premium on high-growth small-cap companies, we remain committed to investing in rapidly growing, profitable small-cap companies with strong competitive positions. In a more normalized risk-taking environment, we expect that investors will be increasingly attracted to companies generating above-market earnings growth rates, such as those found in our portfolios, particularly when growth is hard to find.

In terms of valuation specifics, the average forward P/E ratio as of June 30, 2012 was 16.5 times for the Micro-Cap Fund (versus 17.0 last quarter), 20.2 times for the Emerging Growth Fund (versus 21.0 last quarter), 18.3 times for the Small-Cap Opportunities Fund (versus 20.7 last quarter), 14.3 times for the International Opportunities Fund (versus 13.5 last quarter), 11.9 times for the China Opportunities Fund (versus 13.5 last quarter), and 16.6 times for the Asia Opportunities Fund (versus 18.6 last quarter)(1). Remember, each of the Funds invests in companies with expected earnings growth substantially higher than that of the broader market. As of June 30, 2012, the weighted average market capitalization was $551 million for the Micro-Cap, $1.4 billion for the Emerging Growth, $1.6 billion for the Small-Cap Opportunities, $2.2 billion for International Opportunities, $2.7 billion for China Opportunities, and $3.4 billion for Asia Opportunities.

As always, we would like to sincerely thank you for investing in The Oberweis Funds. For more information on all six of The Oberweis Funds, please call Shareholder Services at (800) 245-7311 or visit our website at www.oberweisfunds.com.

Sincerely,

James W. Oberweis, CFA
President & Portfolio Manager

Average Annual Total Returns
as of 06/30/2012

Fund Ticker	2nd Quarter	1 Year	3 Year	5 Year	10 Year	Life of Fund*	Expense Ratio**
OBEGX	-4.88%	-14.59%	15.16%	-4.88%	3.75%	7.95%	1.47%
OBMCX	-6.26%	-9.03%	13.02%	-4.72%	6.78%	7.69%	1.91%
OBSOX	-5.87%	-6.02%	18.57%	-1.48%	5.86%	4.78%	2.00%
OBCHX	-9.05%	-24.54%	2.29%	-4.81%	n/a	10.88%	2.08%
OBIOX	-9.28%	-13.75%	16.22%	-3.44%	n/a	1.33%	1.60%
OBAOX	-8.44%	-15.20%	7.49%	n/a	n/a	-5.75%	2.49%
*	Life of Fund returns are from commencement of operations on 01/07/87 for the Emerging Growth Fund, 01/01/96 for the Micro-Cap Fund, 09/15/96 for the Small-Cap Opportunities Fund, 10/1/05 for the China Opportunities Fund, 02/01/07 for the International Opportunities Fund, and 02/01/08 for the Asia Opportunities Fund.
**	Expense ratio is the total net annualized fund operating expense ratio as of 12/31/11. The expense ratio gross of any fee waivers or expense reimbursement was 1.47%, 1.91%, 2.33%, 2.08%, and 4.17% for the Emerging Growth, Micro-Cap, Small-Cap Opportunities, China Opportunities and Asia Opportunities Fund’s, respectively. Oberweis Asset Management, Inc.,

  PRESIDENT’S LETTER (continued)

the Fund’s investment advisor, has contractually agreed to reimburse Fund expenses through April 30, 2013 to the extent Total Annual Fund Operating Expenses for OBEGX, OBMCX, OBSOX, OBCHX, and OBAOX exceed 2.00%, 2.00%, 2.00%, 2.49% and 2.49% of average net assets, respectively. Effective May 1, 2011, the International Opportunities Fund’s maximum annual expense ratio was reduced to 1.60%. This revised expense reimbursement arrangement will continue in force until at least April 30, 2013. The net expense ratio for OBIOX for the twelve months ending December 31, 2011 was 1.89%, which reflects a blend of both the old and new expense reimbursement arrangements. The expense ratio gross of any fee waivers or expense reimbursement was 2.65%.

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that you may have gain or loss when shares are sold. Current performance may be higher or lower than quoted. Visit us online at oberweisfunds.com for most recent month-end performance. Foreign investments involve greater risks than U.S investments, including political and economic risks and the risk of currency fluctuations. Holdings in the Funds are subject to change. Before investing, consider the fund’s investment objectives, risks, charges, and expenses. To obtain a copy of the prospectus please visit our website at oberweisfunds.com or call 800-323-6166. Read it carefully. The Oberweis Funds are distributed by Oberweis Securities, Inc. Member: FINRA & SIPC.

The MSCI Zhong Hua Small Cap Growth Index (Net) is a free float-adjusted, market capitalization weighted index that is designed to measure the performance of small cap stocks in the developed markets and emerging markets of China and Hong Kong excluding A share classes, with minimum dividends reinvested net of withholding tax.

The MSCI AC Asia Pacific Ex-Japan Small-Cap Growth Index (Net) is a free float adjusted market capitalization index that is designed to measure the equity market performance of small cap growth developed and emerging markets in the Pacific region excluding Japan, with minimum dividends reinvested net of withholding tax.

The MSCI World ex-US Small Cap Growth Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed markets excluding the US, with minimum dividends reinvested net of withholding tax.

The Russell 2000 Index measures the performance of approximately 2,000 companies with small-market capitalizations. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. Each index is an unmanaged group of stocks, whose performance does not reflect the deduction of fees, expenses or taxes.

(1) Source: Baseline, Starmine Corporation, and Bloomberg

The following tables present portfolio holdings as a percentage of net assets.

Oberweis Micro-Cap Fund
At June 30, 2012 (unaudited)

Asset Allocation
Common Stocks	94.0%
Corporate Bonds	2.4%
Preferred Stock	1.8%
Real Estate Investment Trust	1.5%
Other Assets in excess of Liabilities	0.3%
100.0%

Top Holdings
Acacia Research Corp.	5.2%
Mistras Group, Inc.	4.3%
Medidata Solutions, Inc.	4.3%
GeoResources, Inc.	3.5%
Amerigon, Inc.	3.5%
HealthStream, Inc.	3.3%
Web.com Group, Inc.	3.1%
Greenway Medical Technologies, Inc.	2.6%
Endologix, Inc.	2.6%
On Assignment, Inc.	2.5%
Other Holdings	65.1%
100.0%

Top Industries
Computer Services Software & Systems	15.9%
Healthcare Services	9.2%
Oil Crude Producer	5.6%
Electronics Components	5.2%
Engineering & Contracting Services	4.9%
Pharmaceuticals	4.3%
Banks – Diversified	4.0%
Communications	3.8%
Medical & Dental Instruments & Supplies	3.7%
Auto Parts	3.5%
Other Industries	39.9%
100.0%

Oberweis Emerging Growth Fund
At June 30, 2012 (unaudited)

Asset Allocation
Common Stocks	98.3%
Other Assets in excess of Liabilities	1.7%
100.0%

Top Holdings
IMAX Corp.	5.5%
Acacia Research Corp.	5.2%
Medidata Solutions, Inc.	4.6%
Web.com Group, Inc.	3.8%
HMS Hldgs. Corp.	3.7%
Mellanox Technologies Ltd.	3.5%
Tangoe, Inc.	3.3%
SXC Health Solutions Corp.	3.2%
Francesca's Hldgs. Corp.	3.1%
FARO Technologies, Inc.	2.7%
Other Holdings	61.4%
100.0%

Top Industries
Computer Services Software & Systems	17.7%
Healthcare Services	12.2%
Semiconductors & Components	6.7%
Electronics Components	6.3%
Photography	5.5%
Specialty Retail	5.2%
Back Office Support	3.7%
Computer Technology	3.6%
Oil Crude Producer	3.6%
Textiles – Apparel & Shoes	3.2%
Other Industries	32.3%
100.0%

Oberweis Small-Cap Opportunities Fund
At June 30, 2012 (unaudited)

Asset Allocation
Common Stocks	95.3%
Other Assets in excess of Liabilities	4.7%
100.0%

Top Holdings
Acacia Research Corp.	6.1%
Tilly's, Inc.	4.1%
SXC Health Solutions Corp.	3.0%
PROS Hldgs., Inc.	2.6%
Catalyst Health Solutions, Inc.	2.6%
DigitalGlobe, Inc.	2.3%
Team, Inc.	2.2%
Ulta Salon, Cosmetics & Fragrance, Inc.	2.2%
HMS Hldgs. Corp.	2.2%
Vitamin Shoppe, Inc.	2.1%
Other Holdings	70.6%
100.0%

Top Industries
Specialty Retail	9.7%
Computer Services Software & Systems	9.1%
Healthcare Services	8.9%
Electronics Components	6.1%
Medical & Dental Instruments & Supplies	4.9%
Banks – Savings/Thrifts & Mortgage Lending	4.5%
Oil Crude Producer	4.2%
Back Office Support	3.3%
Consumer Lending	3.1%
Semiconductors & Components	2.7%
Other Industries	43.5%
100.0%

Oberweis China Opportunities Fund
At June 30, 2012 (unaudited)

Asset Allocation
Common Stocks	97.3%
Commercial Paper	2.1%
Other Assets in excess of Liabilities	0.6%
100.0%

Top Holdings
Vinda International Hldgs. Ltd.	3.8%
China Resources Gas Group Ltd.	3.7%
Radiant Opto-Electronics Corp.	3.1%
SmarTone Telecommunications Hldgs. Ltd.	3.0%
21Vianet Group, Inc. ADR	3.0%
Kunlun Energy Co. Ltd.	2.7%
NetEase.com, Inc. ADR	2.5%
Shandong Weigao Group Medical Polymer Co. Ltd.	2.4%
Sunny Optical Technology Group Co. Ltd.	2.4%
China State Construction International Hldgs. Ltd.	2.3%
Other Holdings	71.1%
100.0%

Top Industries
Internet Software & Services	11.0%
Machinery	5.3%
Semiconductor & Semiconductor Equipment	4.6%
Software	4.3%
Metals & Mining	4.3%
Containers & Packaging	4.1%
Healthcare Equipment & Supplies	4.1%
Real Estate Management & Development	3.9%
Household Products	3.8%
Gas Utilities	3.7%
Other Industries	50.9%
100.0%

Oberweis International Opportunities Fund
At June 30, 2012 (unaudited)

Asset Allocation
Common Stocks	93.9%
Other Assets in excess of Liabilities	6.1%
100.0%

Top Holdings
ENDO Lighting Corp.	3.9%
Deutsche Wohnen AG	3.7%
International Personal Finance PLC	3.4%
Swedish Match AB	3.1%
TGS Nopec Geophysical Co. ASA	3.0%
Mellanox Technologies Ltd.	3.0%
Dollarama, Inc.	2.7%
Ashtead Group PLC	2.6%
Ophir Energy PLC	2.6%
Grifols SA	2.6%
Other Holdings	69.4%
100.0%

Top Industries
Oil, Gas & Consumable Fuels	6.9%
Health Care Providers & Services	5.5%
Commercial Services & Supplies	4.4%
Food & Staples Retailing	4.1%
Electronic Equipment, Instruments & Components	3.9%
Semiconductors & Semiconductor Equipment	3.9%
Electrical Equipment	3.9%
Real Estate Management & Development	3.7%
Multiline Retail	3.5%
Trading Companies & Distributors	3.5%
Other Industries	56.7%
100.0%

Oberweis Asia Opportunities Fund
At June 30, 2012 (unaudited)

Asset Allocation
Common Stocks	95.0%
Other Assets in excess of Liabilities	5.0%
100.0%

Top Holdings
Interflex Co. Ltd.	3.7%
PT Mitra Adiperkasa TBK	3.4%
Asian Property Development PCL	3.2%
Thai Union Frozen Products PCL	3.2%
PT Jasa Marga	3.0%
PT AKR Corporindo TBK	2.9%
Orion Corp.	2.9%
Havells India Ltd.	2.8%
STX OSV Hldgs. Ltd.	2.7%
Sunny Optical Technology Group Co. Ltd.	2.7%
Other Holdings	69.5%
100.0%

Top Industries
Food Products	12.9%
Real Estate Management & Development	8.9%
Pharmaceuticals	5.5%
Machinery	4.8%
Hotels Restaurants & Leisure	4.7%
Transportation Infrastructure	4.2%
Internet Software & Services	4.2%
Electronic Equipment, Instruments & Components	4.1%
Electrical Equipment	4.0%
Metals & Mining	3.6%
Other Industries	43.1%
100.0%

OBERWEIS MICRO-CAP FUND
Schedule of Investments
June 30, 2012 (unaudited)

	Shares	Value
Equities – 94.0%
Aerospace – 1.3%
CPI Aerostructures, Inc.*	24,700	$271,700
Auto Parts – 3.5%
Amerigon, Inc.*	61,000	700,890
Back Office Support – 2.5%
On Assignment, Inc.*	31,200	497,952
Banks – Diversified – 4.0%
Access National Corp.*	1,800	23,580
Bryn Mawr Bank Corp.	12,300	259,161
Cardinal Financial Corp.	19,100	234,548
Eagle Bancorp, Inc.*	13,300	209,475
First Savings Financial Group, Inc.*	5,000	88,250
		815,014
Banks – Savings/Thrifts & Mortgage Lending – 2.4%
BOFI Hldg., Inc.*	17,900	353,704
United Financial Bancorp, Inc.	8,800	126,544
		480,248
Building Materials – 1.0%
Patrick Industries, Inc.*	15,900	202,725
Commercial Services – 2.1%
Points International Ltd.*	36,200	433,314
Communications – 3.8%
ClearOne Communications, Inc.*	28,500	116,565
Datalink Corp.*	29,195	278,812
Envivio, Inc.*	11,400	73,074
Procera Networks, Inc.*	12,200	296,582
		765,033
Computer Services Software & Systems – 15.9%
ClickSoftware Technologies Ltd.*	6,800	55,012
Datawatch Corp.*	6,400	82,560
Digimarc Corp.	13,700	351,542
eGain Communications Corp.*	14,300	77,935
Ellie Mae, Inc.*	26,700	480,600
Guidance Software, Inc.*	27,800	264,378
Kenexa Corp.*	14,900	432,547
Magic Software Enterprises Ltd.*	7,900	43,845
Perficient, Inc.*	14,700	165,081

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND
Schedule of Investments  (continued)
June 30, 2012 (unaudited)

	Shares	Value
Tangoe, Inc.*	22,000	$468,820
Virtusa Corp.*	11,500	153,525
Web.com Group, Inc.*	34,900	637,623
		3,213,468
Computer Technology – 2.5%
Allot Communications Ltd.*	7,700	214,522
Cray, Inc.*	11,000	132,880
Silicom Ltd.*	9,300	128,898
Streamline Health Solutions, Inc.*	4,800	17,760
XATA Corp.*	13,512	13,512
		507,572
Consumer Services – Misc. – 1.2%
Stamps.com, Inc.*	10,100	249,167
Diversified Metals & Minerals – 0.1%
Optical Cable Corp.	6,500	29,250
Drug & Grocery Store Chains – 0.1%
QKL Stores, Inc.*	8,867	14,010
Education Services – 3.3%
HealthStream, Inc.*	26,000	676,000
Electronics Components – 5.2%
Acacia Research Corp.*	28,300	1,053,892
Engineering & Contracting Services – 4.9%
Mistras Group, Inc.*	33,100	869,868
MYR Group, Inc.*	7,300	124,538
		994,406
Forms & Bulk Printing Services – 0.8%
Multi-Color Corp.	7,100	157,904
Gold – 0.3%
Richmont Mines, Inc.*	14,000	64,820
Healthcare Services – 9.2%
Greenway Medical Technologies, Inc.*	32,500	530,075
IPC The Hospitalist Co., Inc.*	10,480	474,953
Medidata Solutions, Inc.*	26,500	865,755
		1,870,783
Industrial Machinery – 3.2%
Hardinge, Inc.	25,300	230,230
Kadant, Inc.*	6,700	157,115
Manitex International, Inc.*	29,700	249,480

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND
Schedule of Investments  (continued)
June 30, 2012 (unaudited)

	Shares	Value
Taylor Devices, Inc.*	2,300	$20,700
		657,525
Medical & Dental Instruments & Supplies – 3.7%
Endologix, Inc.*	34,300	529,592
OraSure Technologies, Inc.*	19,900	223,676
		753,268
Medical Equipment – 0.6%
Syneron Medical Ltd.*	12,200	126,636
Oil Crude Producer – 5.6%
Callon Petroleum Co.*	40,100	170,826
Earthstone Energy, Inc.*	2,600	42,207
GeoResources, Inc.*	19,400	710,234
Panhandle Oil & Gas, Inc.	7,200	217,008
		1,140,275
Oil Well Equipment & Services – 2.9%
Flotek Industries, Inc.*	29,500	275,530
Mitcham Industries, Inc.*	17,800	302,066
		577,596
Paper – 0.1%
The LGL Group, Inc.*	4,200	27,384
Pharmaceuticals – 4.3%
DUSA Pharmaceuticals, Inc.*	84,500	441,090
Hi-Tech Pharmacal Co., Inc.*	13,100	424,440
		865,530
Pollution Control – 1.7%
ADA-ES, Inc.*	13,400	339,958
Radio & TV Broadcasters – 0.4%
Spanish Broadcasting System, Inc.*	17,800	72,268
Recreational Vehicles & Boats – 1.4%
Arctic Cat, Inc.*	6,100	223,016
Marine Products Corp.	8,900	54,112
		277,128
Rental & Leasing Services – Consumer – 0.8%
CAI International, Inc.*	8,300	165,004
Semiconductors & Components – 1.0%
AuthenTec, Inc.*	47,700	206,541

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND
Schedule of Investments  (continued)
June 30, 2012 (unaudited)

	Shares	Value
Specialty Machinery – 0.9%
Hurco Companies, Inc.*	8,400	$172,116
Specialty Retail – 0.9%
Body Central Corp.*	20,800	187,200
Telecommunications Equipment – 0.4%
CalAmp Corp.*	12,100	88,693
Textiles – Apparel & Shoes – 0.5%
G-III Apparel Group Ltd.*	4,500	106,605
Truckers – 1.1%
Roadrunner Transportation Systems, Inc.*	13,000	219,570
Wholesale & International Trade – 0.4%
InfoSonics Corp.*	7,400	11,544
Wayside Technology Group, Inc.	5,821	71,308
		82,852
Total Equities
(Cost: $14,163,115)		$19,064,297
Preferred Stock – 1.8%
Banks – Savings/Thrifts & Mortgage Lending
BOFI Hldg., Inc.(a)	300	367,062
Total Preferred Stock
(Cost: $300,000)		$367,062
Real Estate Investment Trust – 1.5%
PennyMac Mortgage Investment Trust	15,000	295,950
Total Real Estate Investment Trust
(Cost: $295,818)		$295,950

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND
Schedule of Investments  (continued)
June 30, 2012 (unaudited)

	Face Amount	Value
Corporate Bonds – 2.4%
Healthcare Facilities
AdCare Health Systems, Inc. (10.00%, 10/26/13)(a)	500,000	$488,740
Total Corporate Bonds
(Cost: $500,000)		$488,740
Total Investments – 99.7%
(Cost: $15,258,933)		$20,216,049
Other Assets Less Liabilities – 0.3%		58,696
Net Assets – 100%		$20,274,745

Cost of Investments is $15,301,074 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$5,870,815
Gross unrealized depreciation	(955,840)
Net unrealized appreciation	$4,914,975
(a)	Fair valued security
*	Non-income producing security during the period ended June 30, 2012

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND
Schedule of Investments
June 30, 2012 (unaudited)

	Shares	Value
Equities – 98.3%
Advertising Agency – 1.0%
ValueClick, Inc.*	38,000	$622,820
Agricultural Machinery – 2.8%
Titan International, Inc.	37,200	912,516
Titan Machinery, Inc.*	26,400	801,768
		1,714,284
Asset Management & Custodian – 0.5%
Financial Engines, Inc.*	14,200	304,590
Auto Parts – 2.0%
Amerigon, Inc.*	106,800	1,227,132
Back Office Support – 3.7%
ExlService Hldgs., Inc.*	57,400	1,414,336
The Advisory Board Co.*	16,800	833,112
		2,247,448
Banks – Savings/Thrifts & Mortgage Lending – 0.8%
Berkshire Hills Bancorp, Inc.	23,000	506,000
Biotechnology – 2.0%
Dynavax Technologies Corp.*	123,200	532,224
Protalix BioTherapeutics, Inc.*	115,900	664,107
		1,196,331
Casinos & Gambling – 0.8%
Multimedia Games Hldg. Co., Inc.*	35,700	499,800
Communications – 1.8%
Acme Packet, Inc.*	15,400	287,210
Aruba Networks, Inc.*	53,400	803,670
		1,090,880
Computer Services Software & Systems – 17.7%
BroadSoft, Inc.*	27,300	790,335
DealerTrack Hldgs., Inc.*	53,500	1,610,885
Interactive Intelligence, Inc.*	37,200	1,049,412
Kenexa Corp.*	54,000	1,567,620
LogMeIn, Inc.*	26,100	796,572
RealPage, Inc.*	29,734	688,639

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND
Schedule of Investments (continued)
June 30, 2012 (unaudited)

	Shares	Value
Tangoe, Inc.*	94,100	$2,005,271
Web.com Group, Inc.*	125,900	2,300,193
		10,808,927
Computer Technology – 3.6%
21Vianet Group, Inc. ADR*	136,900	1,567,505
Stratasys, Inc.*	12,200	603,900
		2,171,405
Consumer Services – Misc. – 1.1%
51job, Inc. ADR*	14,000	637,700
Education Services – 0.6%
HealthStream, Inc.*	13,900	361,400
Electronics – 2.1%
IPG Photonics Corp.*	29,100	1,268,469
Electronics Components – 6.3%
Acacia Research Corp.*	85,800	3,195,192
InvenSense, Inc.*	58,300	658,790
		3,853,982
Engineering & Contracting Services – 2.4%
Mistras Group, Inc.*	56,300	1,479,564
Gauges & Meters – 2.7%
FARO Technologies, Inc.*	38,400	1,615,872
Healthcare Services – 12.2%
HMS Hldgs. Corp.*	67,000	2,231,770
Medidata Solutions, Inc.*	86,700	2,832,489
MWI Veterinary Supply, Inc.*	4,000	411,080
SXC Health Solutions Corp.*	19,500	1,934,595
		7,409,934
Industrial Machinery – 0.8%
DXP Enterprises, Inc.*	10,100	419,049
Twin Disc, Inc.	2,602	48,111
		467,160
Medical & Dental Instruments & Supplies – 2.5%
Align Technology, Inc.*	31,000	1,037,260
OraSure Technologies, Inc.*	44,000	494,560
		1,531,820

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND
Schedule of Investments (continued)
June 30, 2012 (unaudited)

	Shares	Value
Medical Equipment – 1.0%
Cyberonics, Inc.*	13,900	$624,666
Oil Crude Producer – 3.6%
Gulfport Energy Corp.*	61,800	1,274,934
Northern Oil & Gas, Inc.*	56,000	892,640
		2,167,574
Oil Well Equipment & Services – 0.4%
Tesco Corp.*	18,700	224,400
Pharmaceuticals – 1.9%
Impax Laboratories, Inc.*	58,200	1,179,714
Photography – 5.5%
IMAX Corp.*	140,300	3,371,409
Real Estate – 1.1%
Zillow, Inc.*	17,800	687,614
Semiconductors & Components – 6.7%
CEVA, Inc.*	35,400	623,394
Cirrus Logic, Inc.*	36,000	1,074,600
Mellanox Technologies Ltd.*	29,700	2,103,384
Spreadtrum Communications, Inc. ADR	15,300	270,045
		4,071,423
Specialty Retail – 5.2%
Francesca's Hldgs. Corp.*	70,300	1,898,803
Rue21, Inc.*	34,500	870,780
Teavana Hldgs., Inc.*	31,400	424,842
		3,194,425
Textiles – Apparel & Shoes – 3.2%
G-III Apparel Group Ltd.*	11,800	279,542
Oxford Industries, Inc.	12,900	576,630
Vera Bradley, Inc.*	52,300	1,102,484
		1,958,656
Truckers – 2.3%
Roadrunner Transportation Systems, Inc.*	83,100	1,403,559
Total Equities
(Cost: $49,832,239)		$59,898,958

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND
Schedule of Investments (continued)
June 30, 2012 (unaudited)

	Shares	Value
Total Investments – 98.3%
(Cost: $49,832,239)		$59,898,958
Other Assets Less Liabilities – 1.7%		1,034,779
Net Assets – 100%		$60,933,737

Cost of Investments is $50,077,227 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$13,695,390
Gross unrealized depreciation	(3,873,659)
Net unrealized appreciation	$9,821,731
*	Non-income producing security during the period ended June 30, 2012

ADR — American depositary receipt

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investments
June 30, 2012 (unaudited)

	Shares	Value
Equities – 95.3%
Auto Parts – 2.7%
Amerigon, Inc.*	9,000	$103,410
Gentex Corp.	4,900	102,263
		205,673
Back Office Support – 3.3%
ExlService Hldgs., Inc.*	3,900	96,096
Liquidity Services, Inc.*	3,000	153,540
		249,636
Banks – Savings/Thrifts & Mortgage Lending – 4.5%
BOFI Hldg., Inc.*	7,100	140,296
Territorial Bancorp, Inc.	4,800	109,296
United Financial Bancorp, Inc.	6,700	96,346
		345,938
Commercial Services – 1.5%
NQ Mobile, Inc. ADR*	13,800	113,022
Communications – 2.3%
DigitalGlobe, Inc.*	11,600	175,856
Computer Services Software & Systems – 9.1%
Ellie Mae, Inc.*	6,000	108,000
Kenexa Corp.*	3,300	95,799
PROS Hldgs., Inc.*	11,900	200,158
Tangoe, Inc.*	6,100	129,991
Unwired Planet, Inc.*	19,900	45,770
Web.com Group, Inc.*	6,600	120,582
		700,300
Computer Technology – 1.5%
21Vianet Group, Inc. ADR*	10,300	117,935
Consumer Electronics – 1.0%
Harman International Industries, Inc.	2,000	79,200
Consumer Lending – 3.1%
Encore Capital Group, Inc.*	4,200	124,404
First Cash Financial Services, Inc.*	2,900	116,493
		240,897

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2012 (unaudited)

	Shares	Value
Consumer Services – Misc. – 1.5%
MercadoLibre, Inc.	1,500	$113,700
Control & Filter – 1.1%
Robbins & Myers, Inc.	2,100	87,822
Diversified Chemicals – 1.3%
Cytec Industries, Inc.	1,700	99,688
Drug & Grocery Store Chains – 0.9%
The Fresh Market, Inc.*	1,300	69,719
Electronics – 1.3%
IPG Photonics Corp.*	2,200	95,898
Electronics Components – 6.1%
Acacia Research Corp.*	12,550	467,362
Financial Data & Systems – 0.8%
Fair Isaac Corp.	1,400	59,192
Foods – 1.8%
B&G Foods, Inc.	5,100	135,660
Healthcare Management Services – 2.6%
Catalyst Health Solutions, Inc.*	2,100	196,224
Healthcare Services – 8.9%
Greenway Medical Technologies, Inc.*	2,900	47,299
HMS Hldgs. Corp.*	5,000	166,550
Medidata Solutions, Inc.*	4,210	137,541
Omnicell, Inc.*	7,300	106,872
SXC Health Solutions Corp.*	2,300	228,183
		686,445
Household Furnishings – 0.9%
Select Comfort Corp.*	3,300	69,036
Industrial Machinery – 0.1%
Twin Disc, Inc.	400	7,396
Leisure Time – 1.2%
HomeAway, Inc.*	4,200	91,308
Life Insurance – 0.8%
StanCorp Financial Group, Inc.*	1,700	63,172

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2012 (unaudited)

	Shares	Value
Medical & Dental Instruments & Supplies – 4.9%
Neogen Corp.*	1,300	$60,060
SurModics, Inc.*	6,500	112,450
The Cooper Cos., Inc.	700	55,832
Volcano Corp.*	5,200	148,980
		377,322
Medical Equipment – 1.1%
Synergetics USA, Inc.*	18,278	81,520
Office Supplies Equipment – 1.3%
Electronics for Imaging, Inc.*	6,300	102,375
Oil Crude Producer – 4.2%
Endeavour International Corp.*	12,900	108,360
Energy XXI (Bermuda) Ltd.	3,300	103,257
Magnum Hunter Resources Corp.*	8,700	36,366
Sanchez Energy Corp.*	3,400	70,720
		318,703
Paper – 1.3%
Schweitzer-Mauduit International, Inc.	1,500	102,210
Pharmaceuticals – 1.3%
Medicis Pharmaceutical Corp.*	2,900	99,035
Photography – 1.3%
IMAX Corp.*	4,300	103,329
Pollution Control – 2.2%
Team, Inc.*	5,400	168,372
Railroad Equipment – 1.0%
Wabtec Corp.	1,000	78,010
Railroads – 1.4%
Genesee & Wyoming, Inc.*	2,000	105,680
Restaurants – 1.6%
Caribou Coffee Co., Inc.*	9,300	120,063
Semiconductors & Components – 2.7%
Mellanox Technologies Ltd.*	1,700	120,396
Volterra Semiconductor Corp.*	3,800	89,110
		209,506

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2012 (unaudited)

	Shares	Value
Specialty Retail – 9.7%
Francesca's Hldgs. Corp.*	3,800	$102,638
Tilly's, Inc.*	19,700	316,185
Ulta Salon, Cosmetics & Fragrance, Inc.	1,800	168,084
Vitamin Shoppe, Inc.*	2,900	159,297
		746,204
Textiles – Apparel & Shoes – 1.3%
Steve Madden Ltd.*	3,075	97,631
Truckers – 1.7%
Roadrunner Transportation Systems, Inc.*	7,800	131,742
Total Equities
(Cost: $6,328,591)		$7,312,781
Total Investments – 95.3%
(Cost: $6,328,591)		$7,312,781
Other Assets Less Liabilities – 4.7%		363,116
Net Assets – 100%		$7,675,897

Cost of Investments is $6,365,733 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$1,229,753
Gross unrealized depreciation	(282,705)
Net unrealized appreciation	$947,048
*	Non-income producing security during the period ended June 30, 2012

ADR — American depositary receipt

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments(a)
June 30, 2012 (unaudited)

	Shares	Value
Equities – 97.3%
Auto Components – 2.3%
Minth Group Ltd.*	200,000	$216,959
Tianneng Power International Ltd.	2,500,000	1,332,730
Xinyi Glass Hldg. Co. Ltd.	2,000,000	1,078,404
		2,628,093
Automobiles – 2.3%
Brilliance China Automotive Hldgs. Ltd.*	500,000	441,902
Great Wall Motor Co. Ltd.	1,100,000	2,217,752
		2,659,654
Biotechnology – 0.9%
3SBio, Inc., Ltd. ADR*	80,000	1,092,000
Chemicals – 2.0%
China Sanjiang Fine Chemicals Co. Ltd.	5,000,000	1,287,196
Dongyue Group	1,000,000	470,382
Yingde Gases Group Co.	600,000	549,137
		2,306,715
Commercial Service & Supply – 2.0%
China Everbright International Ltd.	5,000,000	2,372,018
Communications Equipment – 1.1%
AAC Acoustic Technologies Hldgs., Inc.	450,000	1,309,568
Computers & Peripherals – 2.2%
Catcher Technology Co. Ltd.*	215,000	1,451,158
Pegatron Corp.*	840,000	1,108,224
		2,559,382
Construction & Engineering – 2.3%
China State Construction International Hldgs. Ltd.	2,800,000	2,657,202
Construction Materials – 1.2%
China Resources Cement Hldgs. Ltd.	2,300,000	1,349,591
Containers & Packaging – 4.1%
CPMC Hldgs. Ltd.	3,865,000	2,372,272
Greatview Aseptic Packaging Co. Ltd.*	4,593,000	2,421,198
		4,793,470
Diversified Consumer Services – 1.3%
New Oriental Education & Technology Group, Inc. ADR*	60,000	1,470,000

See accompanying notes to the financial statements

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments(a) (continued)
June 30, 2012 (unaudited)

	Shares	Value
Electrical Equipment – 3.0%
Boer Power Hldgs. Ltd.	466,000	$157,593
Harbin Electric Co. Ltd.	2,500,000	2,035,042
Zhuzhou CSR Times Electric Co. Ltd.	450,000	1,236,075
		3,428,710
Electronic Equipment & Instruments – 1.5%
Digital China Hldgs. Ltd.*	1,000,000	1,762,231
Energy Equipment & Services – 1.2%
Honghua Group Ltd.	8,500,000	1,350,608
Food Products – 1.7%
Biostime International Hldgs. Ltd.	600,000	1,572,810
Uni-President China Hldgs. Ltd.*	400,000	373,238
		1,946,048
Food & Staples Retailing – 0.0%
FU JI Food & Catering Services Hldgs. Ltd.*	1,325,000	—
Gas Utilities – 3.7%
China Resources Gas Group Ltd.	2,500,000	4,329,140
Healthcare Equipment & Supplies – 4.1%
Shandong Weigao Group Medical Polymer Co. Ltd.	2,500,000	2,790,686
Trauson Hldgs. Co. Ltd.	4,773,000	1,908,720
		4,699,406
Hotels Restaurants & Leisure – 2.5%
China Lodging Group, Ltd.*	78,500	921,590
Galaxy Entertainment Group Ltd.*	800,000	2,012,686
		2,934,276
Household Durables – 3.5%
Techtronic Industries Co. Ltd.	2,000,000	2,539,356
TCL Multimedia Technology Hldgs. Ltd.	2,700,000	1,467,191
		4,006,547
Household Products – 3.8%
Vinda International Hldgs. Ltd.	2,900,000	4,330,702
Independent Power Producers & Energy Traders – 3.0%
China Power International Development Ltd.	7,000,000	1,846,648
Huaneng Renewables Corp. Ltd.*	10,000,000	1,652,370
		3,499,018

See accompanying notes to the financial statements

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments(a) (continued)
June 30, 2012 (unaudited)

	Shares	Value
Information Technology Services – 2.3%
51Job, Inc. ADR*	20,000	$911,000
hiSoft Technology International Ltd. ADR*	120,000	1,719,600
		2,630,600
Internet Software & Services – 11.0%
21Vianet Group, Inc. ADR*	303,300	3,472,785
Changyou.com Ltd. ADR*	70,000	1,477,700
NetEase.com, Inc. ADR*	50,000	2,942,500
Qihoo 360 Technology Co. Ltd.*	74,000	1,279,460
SINA Corp.*	42,000	2,176,020
Youku.com, Inc. ADR*	65,000	1,409,200
		12,757,665
Leisure Equipment & Products – 2.4%
Sunny Optical Technology Group Co. Ltd.	8,000,000	2,725,153
Machinery – 5.3%
CSR Corp. Ltd.	1,600,000	1,255,878
Haitian International Hldgs. Ltd.	1,200,000	1,195,630
Hiwin Technologies Corp.*	100,000	1,026,940
Sany Heavy Equipment International Hldgs. Co. Ltd.	1,500,000	810,272
Zoomlion Heavy Industry Science & Technology Co. Ltd.*	1,400,000	1,800,666
		6,089,386
Marine – 0.5%
SITC International Hldgs. Co. Ltd.	2,336,000	620,739
Metals & Mining – 4.3%
Chiho-Tiande Group Ltd.	2,000,000	1,063,064
Chu Kong Petroleum & Natural Gas Steel Pipe Hldgs. Ltd.	9,000,000	2,582,731
Mongolian Mining Corp.*	900,000	510,699
Tiangong International Co. Ltd.	4,000,000	798,458
		4,954,952
Oil, Gas, & Consumable Fuels – 2.7%
Kunlun Energy Co. Ltd.	1,900,000	3,060,837
Paper & Forest Products – 0.0%
China Forestry Hldgs. Ltd.	5,760,000	—
Pharmaceuticals – 0.6%
Sino Biopharmaceutical Ltd.	2,000,000	725,346

See accompanying notes to the financial statements

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments(a) (continued)
June 30, 2012 (unaudited)

	Shares	Value
Real Estate Management & Development – 3.9%
Agile Property Hldgs. Ltd.	1,000,000	$1,303,115
K Wah International Hldgs. Ltd.	2,847,572	1,122,886
Longfor Properties Co. Ltd.	1,300,000	2,050,203
		4,476,204
Semiconductor & Semiconductor Equipment – 4.6%
Radiant Opto-Electronics Corp.*	700,000	3,557,569
Spreadtrum Communications, Inc. ADR	100,000	1,765,000
		5,322,569
Software – 4.3%
AutoNavi Hldgs. Ltd. ADR*	120,000	1,609,200
Giant Interactive Group, Inc. ADR*	36,700	177,261
NetDragon Websoft, Inc.	1,000,000	881,676
NQ Mobile, Inc. ADR*	280,000	2,293,200
		4,961,337
Textile Apparel & Luxury Goods – 1.8%
Daphne International Hldgs. Ltd.	1,200,000	1,224,293
Sitoy Group Hldgs. Ltd.*	2,000,000	892,323
		2,116,616
Transport Infrastructure – 0.9%
Zhejiang Expressway Co. Ltd.	1,500,000	995,463
Wireless Telecommunication Service – 3.0%
SmarTone Telecommunications Hldgs. Ltd.	1,800,000	3,494,477
Total Equities
(Cost: $114,535,006)		$112,415,723

	Face Amount	Value
Commercial Paper – 2.1%
Prudential Financial
0.35% Due 7/02/12	2,400,000	$2,400,000
Total Commercial Paper
(Cost: $2,400,000)		$2,400,000
Total Investments – 99.4%
(Cost: $116,935,006)		$114,815,723
Other Assets Less Liabilities – 0.6%		664,921
Net Assets – 100%		$115,480,644

See accompanying notes to the financial statements

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments(a) (continued)
June 30, 2012 (unaudited)

Cost of Investments is $118,228,912 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$11,391,226
Gross unrealized depreciation	(14,804,415)
Net unrealized depreciation	$(3,413,189)
(a)	Certain securities were fair valued under the discretion of the Board of Trustees
*	Non-income producing security during the period ended June 30, 2012

ADR — American depositary receipt

COUNTRY ALLOCATION (as a percentage of Net Assets)

China (Includes the people's republic of China and Hong Kong)	91.1%
Taiwan	6.2%

See accompanying notes to the financial statements

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments(a)
June 30, 2012 (unaudited)

	Shares	Value
Equities – 93.9%
Australia – 4.4%
Buru Energy Ltd.*	45,500	$147,951
GrainCorp. Ltd.*	41,900	410,209
NRW Hldgs. Ltd.	49,769	155,872
		714,032
Canada – 6.2%
Dollarama, Inc.	7,200	432,665
Linamar Corp.	13,800	267,298
PMI Gold Corp.*	187,700	143,803
TAG Oil Ltd.*	19,900	144,056
		987,822
Finland – 2.2%
Huhtamaki OYJ	24,200	359,582
France – 2.4%
Eurofins Scientific SA*	3,130	388,691
Germany – 10.4%
Aurelius AG	7,316	263,865
Deutsche Wohnen AG	34,913	587,070
Duerr AG	3,487	215,156
Freenet AG	10,500	152,593
Gildemeister AG*	4,000	63,124
KUKA AG*	4,600	103,629
Lanxess AG*	2,900	183,525
Symrise AG	3,000	91,431
		1,660,393
Hong Kong – 1.9%
Hutchison Telecommunications Hong Kong Hldgs. Ltd.	674,000	314,136
Ireland – 1.3%
Providence Resources PLC*	25,900	204,844
Israel – 3.0%
Mellanox Technologies Ltd.*	6,750	478,042
Italy – 1.1%
De'Longhi SpA	18,200	175,233
Japan – 21.2%
Ain Pharmaciez, Inc.	1,600	96,517
Alfresa Hldgs. Corp.*	6,400	339,984
Anritsu Corp.	3,600	40,803
ENDO Lighting Corp.*	22,400	616,572
Livesense, Inc.	5,800	213,323

See accompanying notes to the financial statements

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments(a) (continued)
June 30, 2012 (unaudited)

	Shares	Value
Monotaro Co. Ltd.	4,300	$95,611
Moshi Moshi Hotline, Inc.	30,900	318,264
Net One Systems Co. Ltd.*	28,700	383,116
Sanyo Shokai Ltd.	83,400	267,800
Seria Co. Ltd.	8,400	134,661
Ship Healthcare Hldgs., Inc.*	12,600	303,663
Toho Hldgs. Co. Ltd.	11,500	233,392
Tsuruha Hldgs., Inc.	4,600	286,031
Wacom Co. Ltd.*	29	64,951
		3,394,688
New Zealand – 0.1%
New Zealand Energy Corp.*	11,300	19,312
Norway – 3.0%
TGS Nopec Geophysical Co. ASA	17,800	480,612
Spain – 2.6%
Grifols SA*	16,300	412,948
Sweden – 7.3%
Hexpol AB	4,400	150,004
Indutrade AB	1,500	41,120
Net Entertainment NE AB*	22,800	232,369
Swedish Match AB*	12,500	503,820
Trelleborg AB	17,600	162,393
Unibet Group PLC	2,900	73,524
		1,163,230
Switzerland – 1.0%
AMS AG	2,272	152,354
United Kingdom – 25.8%
Anite PLC*	81,700	155,388
Ashtead Group PLC	102,600	418,733
Babcock International Group PLC*	28,600	383,046
Barratt Developments PLC*	37,200	81,349
Booker Group PLC	193,800	276,597
Croda International PLC*	2,600	92,378
Diploma PLC	12,000	83,801
Galliford Try PLC	14,500	143,787
International Personal Finance PLC	144,630	543,515
Jupiter Fund Management PLC	30,787	104,153
Micro Focus International PLC*	28,500	237,249
Moneysupermarket.com Group PLC	109,734	215,271
Ophir Energy PLC*	46,000	417,560
Renishaw PLC	14,400	316,468

See accompanying notes to the financial statements

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments(a) (continued)
June 30, 2012 (unaudited)

	Shares	Value
Rightmove PLC*	4,300	$107,446
Rockhopper Exploration PLC*	41,000	165,635
TT Electronics PLC	79,700	190,378
Whitbread PLC*	6,200	197,129
		4,129,883
Total Equities
(Cost: $14,519,339)		$15,035,802
Total Investments – 93.9%
(Cost: $14,519,339)		$15,035,802
Other Assets Less Liabilities – 6.1%		972,698
Net Assets – 100%		$16,008,500

Cost of investments is $14,760,629 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$998,299
Gross unrealized depreciation	(723,126)
Net unrealized appreciation	$275,173
(a)	Certain securities were fair valued under the discretion of the Board of Trustees
*	Non-income producing security during the period ended June 30, 2012

SECTOR ALLOCATIONS (as a percentage of Net Assets)

Consumer Discretionary	12.3%
Consumer Staples	9.8%
Energy	9.9%
Financials	9.3%
Health Care	10.5%

Industrials	17.0%
Information Technology	15.8%
Materials	6.4%
Telecommunications Service	2.9%

See accompanying notes to the financial statements

OBERWEIS ASIA OPPORTUNITIES FUND
Schedule of Investments(a)
June 30, 2012 (unaudited)

	Shares	Value
Equities – 95.0%
Australia – 7.2%
Atlas Iron Ltd.*	10,000	$21,063
AWE Ltd.*	20,000	27,765
Boart Longyear Group	25,000	74,508
Galaxy Resources Ltd.*	50,000	30,541
GrainCorp. Ltd.*	5,000	48,951
Karoon Gas Australia Ltd.*	10,000	41,996
Lynas Corp. Ltd.*	25,000	22,125
McMillan Shakespeare Ltd.	5,000	60,805
NRW Hldgs. Ltd.	10,000	31,319
Perseus Mining Ltd.*	20,000	51,314
		410,387
China – 22.7%
21Vianet Group, Inc. ADR*	4,300	49,235
AAC Acoustic Technologies Hldgs., Inc.	20,000	58,203
Agile Property Hldgs. Ltd.	50,000	65,156
Baidu.com, Inc. ADR*	1,200	137,976
Brilliance China Automotive Hldgs. Ltd.*	50,000	44,190
China State Construction International Hldgs. Ltd.*	30,000	28,036
Chu Kong Petroleum & Natural Gas Steel Pipe Hldgs. Ltd.	150,000	43,045
CSR Corp. Ltd.	80,000	62,794
Digital China Hldgs. Ltd.*	16,000	28,196
hiSoft Technology International Ltd. ADR*	1,500	21,495
Huaneng Renewables Corp. Ltd.*	350,000	57,833
Kunlun Energy Co. Ltd.	50,000	80,548
Longfor Properties Co. Ltd.	60,000	94,625
NQ Mobile, Inc. ADR*	2,700	22,113
SINA Corp.*	1,000	51,810
Sino Biopharmaceutical Ltd.	200,000	72,535
Sunny Optical Technology Group Co. Ltd.	450,000	153,290
TCL Multimedia Technology Hldgs. Ltd.*	170,000	92,379
Zhejiang Expressway Co. Ltd.	100,000	66,364
Zhuzhou CSR Times Electric Co. Ltd.	25,000	68,671
		1,298,494
Hong Kong – 6.1%
Galaxy Entertainment Group Ltd.*	15,000	37,738
K Wah International Hldgs. Ltd.*	71,000	27,997
SmarTone Telecommunications Hldgs. Ltd.	60,000	116,483

See accompanying notes to the financial statements

OBERWEIS ASIA OPPORTUNITIES FUND
Schedule of Investments(a) (continued)
June 30, 2012 (unaudited)

	Shares	Value
Techtronic Industries Co. Ltd.*	15,000	$18,813
Vinda International Hldgs. Ltd.	100,000	149,335
		350,366
India – 8.5%
Cox & Kings Ltd.*	6,469	15,345
Havells India Ltd.*	15,000	157,755
Ipca Laboratories Ltd.	15,532	99,782
Jubilant Foodworks Ltd.*	1,500	31,585
McLeod Russel (India) Ltd.*	15,000	80,395
Tata Global Beverages Ltd.*	25,000	52,228
Yes Bank Ltd.*	8,000	48,998
		486,088
Indonesia – 12.0%
PT AKR Corporindo TBK	450,000	168,207
PT Alam Sutera Realty TBK*	1,000,000	52,568
PT Global Mediacom TBK*	250,000	40,735
PT Jasa Marga	300,000	173,766
PT Mitra Adiperkasa TBK	250,000	191,936
PT Summarecon Agung TBK	350,000	60,835
		688,047
Philippines – 1.7%
Security Bank Corp.	10,000	33,977
Universal Robina Corp.	40,000	59,971
		93,948
Singapore – 5.8%
Ezion Hldgs. Ltd.	130,000	95,800
SembCorp Marine Ltd.	15,000	57,256
STX OSV Hldgs. Ltd.	130,000	155,282
Super Group Ltd.	15,000	24,934
		333,272
South Korea – 18.1%
Celltrion, Inc.*	1,500	40,101
Com2uS Corp.*	500	18,063
Duksan Hi-Metal Co. Ltd.*	4,000	86,135
Gamevil, Inc.*	300	23,494
Grand Korea Leisure Co. Ltd.*	3,000	62,278
Hotel Shilla Co. Ltd.	2,500	122,359
Interflex Co. Ltd.	4,000	209,191

See accompanying notes to the financial statements

OBERWEIS ASIA OPPORTUNITIES FUND
Schedule of Investments(a) (continued)
June 30, 2012 (unaudited)

	Shares	Value
Medy-Tox, Inc.*	2,000	$104,176
NCSoft Corp.*	400	95,960
Orion Corp.	200	165,679
Sam Kang M&T Co. Ltd.*	8,000	38,043
Samsung Techwin Co. Ltd.*	400	27,247
Seegene, Inc.*	1,000	45,755
		1,038,481
Thailand – 12.9%
Asian Property Development PCL	800,000	184,300
Bumrungrad Hospital PCL*	20,000	44,300
Central Plaza Hotel PCL*	60,000	23,782
Charoen Pokphand Foods PCL	100,000	122,225
Hemaraj Land & Development PCL*	250,000	23,772
Home Product Center PCL	200,000	79,873
Siam Makro PCL*	7,000	79,101
Thai Union Frozen Products PCL	80,000	181,732
		739,085
Total Equities
(Cost: $4,885,501)		$5,438,168
Total Investments – 95.0%
(Cost: $4,885,501)		$5,438,168
Other Assets Less Liabilities – 5.0%		287,153
Net Assets – 100%		$5,725,321

Cost of Investments is $4,889,495 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$795,296
Gross unrealized depreciation	(246,623)
Net unrealized appreciation	$548,673
(a)	Certain securities were fair valued under the discretion of the Board of Trustees
*	Non-income producing security during the period ended June 30, 2012

ADR — American depositary receipt

See accompanying notes to the financial statements

OBERWEIS ASIA OPPORTUNITIES FUND
Schedule of Investments(a) (continued)
June 30, 2012 (unaudited)

SECTOR ALLOCATIONS (as a percentage of Net Assets)

Consumer Discretionary	16.0%
Consumer Staples	16.9%
Energy	4.3%
Financials	10.3%
Health Care	7.1%

Industrials	19.8%
Information Technology	14.0%
Materials	3.6%
Telecommunication Service	2.0%
Utilities	1.0%

See accompanying notes to the financial statements

THE OBERWEIS FUNDS
Statement of Assets and Liabilities
June 30, 2012 (unaudited)

	Micro-Cap Fund	Emerging Growth Fund	Small-Cap Opportunities Fund
Assets:
Investment securities at value(a)	$20,216,049	$59,898,958	$7,312,781
Cash	—	496,987	391,983
Receivable from securities sold	191,305	640,908	—
Dividends and interest receivable	17,000	186	1,916
Prepaid expenses	11,118	16,553	7,046
Total Assets	20,435,472	61,053,592	7,713,726
Liabilities:
Payable to custodian bank	72,955	—	—
Payable for securities purchased	36,057	—	17,498
Payable to advisor (see note 2)	14,892	40,178	1,888
Payable to distributor	4,036	11,915	1,526
Accrued expenses	32,787	67,762	16,917
Total Liabilities	160,727	119,855	37,829
Net Assets	$20,274,745	$60,933,737	$7,675,897
Shares Outstanding:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	1,735,447	3,126,252	646,816
Net asset value, offering price and redemption price	$11.68	$19.49	$11.87
Analysis of net assets:
Capital	$22,969,452	$72,019,793	$7,522,027
Undistributed net realized losses on investment	(7,651,823)	(21,152,775)	(830,320)
Net unrealized appreciation of investments	4,957,116	10,066,719	984,190
Net Assets	$20,274,745	$60,933,737	$7,675,897
(a) Investment securities at cost	$15,258,933	$49,832,239	$6,328,591

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statement of Assets and Liabilities (continued)
June 30, 2012 (unaudited)

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Assets:
Investment securities at value(a)	$114,815,723	$15,035,802	$5,438,168
Cash	402,165	547,355	376,298
Cash denominated in foreign currency	89,130	—	—
Receivable from securities sold	522,072	552,333	25,422
Other Assets	—	—	6,290
Dividends and interest receivable	368,431	36,732	7,471
Prepaid expenses	16,980	11,220	12,320
Total Assets	116,214,501	16,183,442	5,865,969
Liabilities:
Payable for securities purchased	399,976	128,375	106,560
Payable to advisor (see note 2)	122,521	819	—
Payable to distributor	23,612	3,185	1,152
Accrued expenses	187,748	42,563	32,936
Total Liabilities	733,857	174,942	140,648
Net Assets	$115,480,644	$16,008,500	$5,725,321
Shares Outstanding:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	12,214,961	1,531,085	743,182
Net asset value, offering price and redemption price	$9.45	$10.46	$7.70
Analysis of net assets:
Capital	$129,286,113	$23,196,103	$8,267,357
Undistributed net realized losses on investment and foreign currency transactions	(11,684,262)	(7,703,213)	(3,094,728)
Net unrealized appreciation/depreciation of investments and translation of assets and liabilities denominated in foreign currencies	(2,121,207)	515,610	552,692
Net Assets	$115,480,644	$16,008,500	$5,725,321
(a) Investment securities at cost	$116,935,006	$14,519,339	$4,885,501

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statement of Operations
Period Ended June 30, 2012 (unaudited)

	Micro-Cap Fund	Emerging Growth Fund	Small-Cap Opportunities Fund
Investment Income:
Interest	$24,861	$62	$—
Dividends(a)	41,477	31,889	11,116
Total Income	66,338	31,951	11,116
Expenses:
Investment advisory fees (see note 2)	63,919	137,572	16,013
Management fees (see note 2)	42,613	125,140	16,013
Distribution fees and shareholder services (see note 2)	26,633	78,212	10,009
Transfer agent fees and expenses	25,398	52,845	14,489
Custodian fees and expenses	28,733	39,818	23,338
Federal and state registration fees	10,517	12,924	8,778
Other	18,578	56,984	7,543
Total expenses before reimbursed expenses	216,391	503,495	96,183
Earnings credit (see note 5)	22	43	33
Expense reimbursement (see note 2)	3,305	—	16,025
Total Expenses	213,064	503,452	80,125
Net Investment Loss	(146,726)	(471,501)	(69,009)
Net Realized and Unrealized Gains (Losses) from Investments:
Net realized gain (loss) on investment transactions	(663,212)	(86,174)	229,033
Change in unrealized appreciation/depreciation on investments	1,718,738	4,824,540	327,351
Net realized/unrealized gains on investments	1,055,526	4,738,366	556,384
Net increase in net assets resulting from operations	$908,800	$4,266,865	$487,375
(a)	Dividends are net of foreign withholding tax of $86, $483 and $49 for the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund, respectively

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statement of Operations (continued)
Period Ended June 30, 2012 (unaudited)

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Investment Income:
Interest	$2,523	$—	$—
Dividends(a)	1,552,781	262,494	65,094
Total Income	1,555,304	262,494	65,094
Expenses:
Investment advisory fees (see note 2)	788,932	105,067	38,936
Distribution fees and shareholder services (see note 2)	157,786	21,013	7,787
Transfer agent fees and expenses	135,313	23,173	14,995
Custodian fees and expenses	171,023	63,842	72,050
Federal and state registration fees	12,883	9,763	9,951
Other	113,894	15,336	6,689
Total expenses before reimbursed expenses	1,379,831	238,194	150,408
Earnings credit (see note 5)	96	157	53
Expense reimbursement (see note 2)	—	103,552	72,487
Total Expenses	1,379,735	134,485	77,868
Net Investment Income (Loss)	175,569	128,009	(12,774)
Net Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) on investment transactions	(6,938,495)	674,251	(239,406)
Net realized gains (losses) on foreign currency transactions	43,409	(6,222)	(5,739)
Net realized gains (losses) on investment and foreign currency transactions	(6,895,086)	668,029	(245,145)
Change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	17,677,291	308,698	389,439
Net realized /unrealized gains on investments and foreign currencies	10,782,205	976,727	144,294
Net increase in net assets resulting from operations	$10,957,774	$1,104,736	$131,520
(a)	Dividends are net of foreign withholding tax of $22,337, $36,872, and $7,653 for the China Opportunities Fund, International Opportunities Fund and Asia Opportunities Fund, respectively.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statement of Changes in Net Assets

	Micro-Cap Fund
	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
From Operations:
Net investment loss	$(146,726)	$(368,067)
Net realized gain (loss) on investments	(663,212)	2,313,979
Change in net unrealized appreciation (depreciation) of investments	1,718,738	(3,857,198)
Net increase (decrease) in net assets resulting from operations	908,800	(1,911,286)
From Capital Share Transactions:
Proceeds from sale of shares	356,321	1,516,708
Redemption of shares	(2,130,799)	(5,084,424)
Net decrease from capital share transactions	(1,774,478)	(3,567,716)
Total decrease in net assets	(865,678)	(5,479,002)
Net Assets:
Beginning of period	21,140,423	26,619,425
End of period	$20,274,745	$21,140,423
Transactions in Shares:
Shares sold	30,080	124,361
Less shares redeemed	(181,900)	(423,455)
Net decrease from capital share transactions	(151,820)	(299,094)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statement of Changes in Net Assets (continued)

	Emerging Growth Fund
	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
From Operations:
Net investment loss	$(471,501)	$(1,169,650)
Net realized gain (loss) on investments	(86,174)	15,035,827
Change in net unrealized appreciation (depreciation) of investments	4,824,540	(24,112,349)
Net increase (decrease) in net assets resulting from operations	4,266,865	(10,246,172)
From Capital Share Transactions:
Proceeds from sale of shares	2,671,203	21,609,004
Redemption of shares	(6,145,125)	(50,234,966)
Net decrease from capital share transactions	(3,473,922)	(28,625,962)
Total increase (decrease) in net assets	792,943	(38,872,134)
Net Assets:
Beginning of period	60,140,794	99,012,928
End of period	$60,933,737	$60,140,794
Transactions in Shares:
Shares sold	136,178	953,128
Less shares redeemed	(312,350)	(2,459,407)
Net decrease from capital share transactions	(176,172)	(1,506,279)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statement of Changes in Net Assets (continued)

	Small-Cap Opportunities Fund
	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
From Operations:
Net investment loss	$(69,009)	$(150,521)
Net realized gains on investments	229,033	1,155,011
Change in net unrealized appreciation (depreciation) of investments	327,351	(1,310,523)
Net increase (decrease) in net assets resulting from operations	487,375	(306,033)
From Capital Share Transactions:
Proceeds from sale of shares	148,729	885,033
Redemption of shares	(539,611)	(961,065)
Net decrease from capital share transactions	(390,882)	(76,032)
Total increase (decrease) in net assets	96,493	(382,065)
Net Assets:
Beginning of period	7,579,404	7,961,469
End of period	$7,675,897	$7,579,404
Transactions in Shares:
Shares sold	12,493	75,311
Less shares redeemed	(44,668)	(82,278)
Net decrease from capital share transactions	(32,175)	(6,967)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statement of Changes in Net Assets (continued)

	China Opportunities Fund
	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
From Operations:
Net investment income (loss)	$175,569	$(1,525,253)
Net realized gain (loss) on investment and foreign currency transactions	(6,895,086)	3,742,225
Change in net unrealized appreciation (depreciation) of investments and foreign currencies	17,677,291	(90,561,737)
Net increase (decrease) in net assets resulting from operations	10,957,774	(88,344,765)
From Distributions:
Distributions from net realized gains on investments	—	(17,619,952)
Net decrease in net assets from distributions	—	(17,619,952)
From Capital Share Transactions:
Proceeds from sale of shares	4,998,980	17,299,176
Proceeds from reinvestment of distributions	—	16,464,315
Redemption of shares	(20,294,967)	(100,913,545)
Net decrease from capital share transactions	(15,295,987)	(67,150,054)
Total decrease in net assets	(4,338,213)	(173,114,771)
Net Assets:
Beginning of period	119,818,857	292,933,628
End of period	$115,480,644	$119,818,857
Transactions in Shares:
Shares sold	511,708	1,194,241
Shares issued in reinvestment of distributions	—	1,916,684
Less shares redeemed	(2,067,694)	(6,959,098)
Net decrease from capital share transactions	(1,555,986)	(3,848,173)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statement of Changes in Net Assets (continued)

	International Opportunities Fund
	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
From Operations:
Net investment income	$128,009	$24,339
Net realized gains on investment and foreign currency transactions	668,029	2,286,023
Change in net unrealized appreciation (depreciation) of investments and foreign currencies	308,698	(5,283,090)
Net increase (decrease) in net assets resulting from operations	1,104,736	(2,972,728)
From Dividends:
Dividends from net investment income	—	(283,411)
From Capital Share Transactions:
Proceeds from sale of shares	1,181,551	4,119,699
Proceeds from reinvestment of dividends	—	242,513
Redemption of shares	(1,507,916)	(7,630,843)
Net decrease from capital share transactions	(326,365)	(3,268,631)
Total increase (decrease) in net assets	778,371	(6,524,770)
Net Assets:
Beginning of period	15,230,129	21,754,899
End of period	$16,008,500	$15,230,129
Transactions in Shares:
Shares sold	107,463	348,736
Shares issued in reinvestment of dividends	—	25,262
Less shares redeemed	(139,847)	(684,893)
Net decrease from capital share transactions	(32,384)	(310,895)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statement of Changes in Net Assets (continued)

	Asia Opportunities Fund
	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
From Operations:
Net investment loss	$(12,774)	$(79,188)
Net realized gain (loss) on investment and foreign currency transactions	(245,145)	968,764
Change in net unrealized appreciation (depreciation) of investments and foreign currencies	389,439	(2,199,400)
Net increase (decrease) in net assets resulting from operations	131,520	(1,309,824)
From Capital Share Transactions:
Proceeds from sale of shares	52,421	1,021,495
Redemption of shares	(888,221)	(2,369,728)
Net decrease from capital share transactions	(835,800)	(1,348,233)
Total decrease in net assets	(704,280)	(2,658,057)
Net Assets:
Beginning of period	6,429,601	9,087,658
End of period	$5,725,321	$6,429,601
Transactions in Shares:
Shares sold	6,425	118,546
Less shares redeemed	(112,242)	(273,966)
Net decrease from capital share transactions	(105,817)	(155,420)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Notes to Financial Statements
June 30, 2012

1. Significant Accounting Policies

Description of business.   The Oberweis Funds (the “Trust”) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Trust consists of six Funds: the Oberweis Micro-Cap Fund, the Oberweis Emerging Growth Fund, the Oberweis Small-Cap Opportunities Fund, the Oberweis China Opportunities Fund, the Oberweis International Opportunities Fund, and the Oberweis Asia Opportunities Fund (collectively, “the Funds”).

Investment valuation.  Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (“NYSE”) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of the regular trading session of the Chicago Board Options Exchange (“CBOE”). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.

The Oberweis China Opportunities Fund, the Oberweis International Fund, and the Oberweis Asia Opportunities Fund hold foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Funds, the Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fair Value Measurements.  In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements. The Fair Value Measurement Standard applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
June 30, 2012

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2012:

	Micro-Cap Fund	Emerging Growth Fund	Small-Cap Opportunities Fund
Level 1 – Equities	$19,064,297	$59,898,958	$7,312,781
REIT	295,950	—	—
Total Level 1	19,360,247	59,898,958	7,312,781
Level 2 – Equities	—	—	—
Preferred Stock	367,062	—	—
Corporate Bonds	488,740	—	—
Total Level 2	855,802	—	—
Level 3	—	—	—
Total Investments	$20,216,049	$59,898,958	$7,312,781

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Level 1 – Equities
Total Asia	$24,716,516	$691,365	$453,032
Total Europe	—	701,078	—
Total Other Countries	—	1,007,134	—
Total Level 1	24,716,516	2,399,577	453,032
Level 2 – Equities
Total Asia	87,699,207	3,495,501	4,574,749
Total Europe	—	8,426,693	—
Total Other Countries	—	714,031	410,387
Total Commercial Paper	2,400,000	—	—
Total Level 2	90,099,207	12,636,225	4,985,136
Level 3 –	—	—	—
Total Investments	$114,815,723	$15,035,802	$5,438,168

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold. When fair market valuations are employed these techniques may result in transfers between Level 1 and Level 2. Significant Transfers between Levels 1 and 2 included securities valued at $87,699,207, $12,636,225, and $4,985,136 at June 30, 2012 respectively for the China Opportunities Fund, International Opportunities Fund, and the Asia Opportunities Fund. These changes were primarily the result of certain foreign securities using a systematic fair value model at June 30, 2012 but not at December 31, 2011.

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
June 30, 2012

Foreign Currency Transactions.  The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies.  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund share valuation.  Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the later of the close of the NYSE or the CBOE by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of each Fund’s shares outstanding.

Investment transactions and investment income.  Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Federal income taxes and dividends to shareholders.  It is the policy of the Funds to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the period ended June 30, 2012. Therefore, no federal income tax provision is required. Income and capital gains of the Funds are determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (“GAAP”). Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP, and the use of the tax accounting practice known as equalization.

In addition to the requirements of the Code, the Funds may be subject to short-term capital gains tax in India on gains realized upon disposition of Indian securities held less than one year. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward for a period of up to eight years to offset future gains. Any net taxes payable must be remitted to the Indian government prior to repatriation of sales proceeds. The funds that invest in Indian securities accrue a deferred tax liability for net unrealized short-term gains in excess of available

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
June 30, 2012

carryforwards on Indian securities. As of June 30, 2012, the Oberweis Asia Opportunities Fund has recorded a payable of $11,357 as an estimate for potential future India capital gains taxes, which is included in the net unrealized appreciation of investments and translation of assets and liabilities denominated in the foreign currencies line of the Statement of Assets and Liabilities.

For the period ended June 30, 2012, permanent book and tax basis differences resulting primarily from differing treatments for net operating losses, foreign currency transactions, passive foreign investment company (“PFIC”) adjustments were identified and reclassified among the components of the Funds’ net assets.

As of June 30, 2012, the International Opportunities Fund had a tax basis in undistributed net investment income of $70,550. No other Funds had undistributed net investment income or net short-term or net long-term capital gains from the prior calendar year.

As of December 31, 2011, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations through the following year ends:

	2016	2017
Micro-Cap Fund	$3,411,921	$2,989,022
Emerging Growth Fund	—	17,736,174
Small-Cap Opportunities Fund	—	762,662
China Opportunities Fund	—	—
International Opportunities Fund	—	7,457,372
Asia Opportunities Fund	899,557	1,710,212

Net currency and capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2011, the following Funds deferred to January 1, 2012 post-October capital losses:

	Post-October Capital Losses	Late Year Ordinary Losses
Micro-Cap Fund	$394,252	$—
Emerging Growth Fund	2,508,430	—
Small-Cap Opportunities Fund	198,091	—
China Opportunities Fund	2,601,539	23,594
International Opportunities Fund	711,929	—
Asia Opportunities Fund	207,286	12,682

The Funds have reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for exam by taxing authorities and, as of June 30, 2012, open Federal tax years include the tax years ended 2008 through 2012. The Funds have no examinations in progress and are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

Use of estimates.  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Indemnifications.  Under the Trusts’ organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trusts’ maximum exposure under these

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
June 30, 2012

arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. (“OAM”) as the Funds’ investment adviser and manager. Oberweis Securities, Inc. (“OSI”), the Funds’ principal distributor, is an affiliate of OAM.

Investment advisory agreement.  Under the Advisory Agreement, OAM provides investment advisory services to the Micro-Cap, Emerging Growth, and Small-Cap Opportunities Funds and pursuant to a separate Management Agreement, OAM provides non-investment advisory management services such as administrative, compliance and accounting services to these Funds. For investment advisory services, the Micro-Cap Fund paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Emerging Growth Fund paid monthly investment advisory fees at an annual rate equal to .45% of the first $50 million of average daily net assets and .40% of average daily net assets in excess of $50 million. The Small-Cap Opportunities Fund paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For investment advisory and management services, the China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund paid monthly investment advisory and management fees at an annual rate equal to 1.25% of average daily net assets. For the period ended June 30, 2012, the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund, incurred investment advisory fees totaling $63,919, $137,572, and $16,013, respectively. For the period ended June 30, 2012, the China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund incurred investment advisory and management fees totaling $788,932, $105,067 and $38,936, respectively.

Management agreement.  For management services and facilities furnished, the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the period ended June 30, 2012, the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund incurred management fees totaling $42,613, $125,140, and $16,013, respectively.

Expense reimbursement.  OAM is contractually obligated to reduce its management fees or reimburse the Emerging Growth Fund, Micro-Cap Fund, and Small-Cap Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 2% of the first $25 million; plus 1.8% of the next $25 million; plus 1.6% of average daily net assets in excess of $50 million. OAM is also contractually obligated to reduce its investment and management fees or reimburse the China Opportunities Fund, and the Asia Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 2.49% expressed as a percentage of the Funds’ average daily net assets. OAM is also contractually obligated to reduce its investment and management fees or reimburse the International Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.60% expressed as a percentage of the Funds’ average daily net assets. For the period ended June 30, 2012 OAM reimbursed the Micro-Cap Fund, the Small-Cap Opportunities Fund, the International Opportunities Fund, and the Asia Opportunities Fund in the amount of $3,305, $16,025, $103,552 and $72,487, respectively.

Officers and trustees.  Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the period ended June 30, 2012, the Trust made no direct payments to its officers and paid $26,000 to its unaffiliated trustees.

Distribution and shareholder service agreement.  The Funds have a distribution and shareholder services agreement with OSI. For services under the distribution and shareholder services agree

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
June 30, 2012

ment, the Funds pay OSI a fee at the annual rate of .25% of the average daily net assets as compensation for services. For the period ended June 30, 2012, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund incurred distribution fees totaling $26,633, $78,212, $10,009, $157,786, $21,013, and $7,787, respectively.

Affiliated Commissions.  For the period ended June 30, 2012, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI.

3. Investment transactions

The cost of securities purchased and proceeds from securities sold during the period ended June 30, 2012, other than options written and money market investments, aggregated $4,466,717 and $6,843,027, respectively, for the Micro-Cap Fund, $16,054,943 and $28,974,521, respectively, for the Emerging Growth Fund, $3,976,159 and $4,714,420, respectively, for the Small-Cap Opportunities Fund, $81,946,330 and $97,433,856, respectively, for the China Opportunities Fund, $25,682,609 and $26,714,288, respectively, for the International Opportunities Fund and $5,505,735 and $6,236,105, respectively, for the Asia Opportunities Fund. The Funds did not hold government securities during the period ended June 30, 2012.

The Funds may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Funds write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Funds did not write covered call options for the period ended June 30, 2012 .

4. Redemption fee

The Oberweis Funds are designed for long-term investors. To discourage market timers redemptions of shares of the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund within 90 days of purchase are subject to a 1% redemption fee of the total redemption amount and 2% for the China Opportunities Fund, the International Opportunities Fund, and the Asia Opportunities Fund. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.

The redemption fee is retained by the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund were $182, $0, $31, $15,629, $1,065, and $62, respectively, for the period ended June 30, 2012, and were recorded as a reduction of the cost of shares redeemed in the statements of changes in net assets.

5. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the period

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
June 30, 2012

ended June 30, 2012, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund received credits of $22, $43, $33, $96, $157, and $53, respectively. During the period ended June 30, 2012, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund incurred interest charges of $1,332, $5,789, $4, $4,821, $0 and $6, respectively, which is included in custodian fees and expenses in the statement of operations.

6. Subsequent events

Subsequent events have been evaluated through August 15, 2012, which is the date the financial statements were issued. Subsequent events have not been evaluated after this date.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

	Micro-Cap Fund
	Six Months Ended June 30, 2012 (unaudited)		Years Ended December 31,
			2011	2010	2009	2008	2007
Net asset value at beginning of period	$11.20		$12.18	$10.40	$6.95	$15.56	$16.06
Income (loss) from investment operations:
Net investment loss(a)	(.08)		(.18)	(.17)	(.15)	(.17)	(.23)
Net realized and unrealized gain (loss) on investments	.56		(.80)	1.95	3.60	(8.10)	1.86
Total from investment operations	.48		(.98)	1.78	3.45	(8.27)	1.63
Less distributions:
Distribution from net realized gains on investments	—		—	—	—	(.34)	(2.13)
Net asset value at end of period	$11.68		$11.20	$12.18	$10.40	$6.95	$15.56
Total Return (%)	4.29		(8.05)	17.12	49.64	(52.98)	10.17
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$20,275		$21,140	$26,619	$26,967	$21,383	$51,004
Ratio of gross expenses to average net assets (%)	2.03	(c)	1.91	1.89	1.99	1.69	1.59
Ratio of net expenses to average net assets (%)(b)	2.00	(c)	1.91	1.89	1.99	1.68	1.58
Ratio of net investment loss to average net assets (%)	(1.38	)(c)	(1.53)	(1.68)	(1.81)	(1.53)	(1.31)
Portfolio turnover rate (%)	21	(d)	62	85	92	81	65

Notes:

(a)	The net investment loss per share data was determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.
(c)	Annualized.
(d)	Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	Emerging Growth Fund
	Six Months Ended June 30, 2012 (unaudited)		Years Ended December 31,
			2011	2010	2009	2008	2007
Net asset value at beginning of period	$18.21		$20.59	$16.24	$10.69	$25.80	$27.22
Income (loss) from investment operations:
Net investment loss(a)	(.15)		(.29)	(.23)	(.18)	(.22)	(.33)
Net realized and unrealized gain (loss) on investments	1.43		(2.11)	4.58	5.73	(14.51)	2.21
Total from investment operations	1.28		(2.40)	4.35	5.55	(14.73)	1.88
Redemption Fees(a)	—		.02	—	—	—	—
Less distributions:
Distribution from net realized gains on investments	—		—	—	—	(.38)	(3.30)
Net asset value at end of period	$19.49		$18.21	$20.59	$16.24	$10.69	$25.80
Total Return (%)	7.03		(11.56)	26.79	51.92	(57.00)	6.82
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$60,934		$60,141	$99,013	$117,388	$81,738	$219,323
Ratio of gross expenses to average net assets (%)	1.61	(c)	1.47	1.39	1.52	1.40	1.29
Ratio of net expenses to average net assets (%)(b)	1.61	(c)	1.47	1.39	1.52	1.40	1.28
Ratio of net investment loss to average net assets (%)	(1.51	)(c)	(1.39)	(1.30)	(1.43)	(1.28)	(1.14)
Portfolio turnover rate (%)	25	(d)	85	104	97	89	85

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements.
(c)	Annualized.
(d)	Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	Small-Cap Opportunities Fund
	Six Months Ended June 30, 2012 (unaudited)		Years Ended December 31,
			2011	2010	2009	2008	2007
Net asset value at beginning of period	$11.16		$11.61	$9.09	$5.56	$15.55	$14.02
Income (loss) from investment operations:
Net investment loss(a)	(.10)		(.22)	(.17)	(.14)	(.22)	(.27)
Net realized and unrealized gain (loss) on investments	.81		(.23)	2.69	3.66	(8.81)	2.36
Total from investment operations	.71		(.45)	2.52	3.52	(9.03)	2.09
Redemption Fees(a)	—		—	—	.01	—	.02
Less distributions:
Distribution from net realized gains on investments	—		—	—	—	(.96)	(.58)
Net asset value at end of period	$11.87		$11.16	$11.61	$9.09	$5.56	$15.55
Total Return (%)	6.36		(3.88)	27.72	63.49	(57.66)	14.99
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$7,676		$7,579	$7,961	$6,575	$4,232	$11,484
Ratio of gross expenses to average net assets (%)	2.40	(c)	2.33	2.47	2.95	2.14	1.83
Ratio of net expenses to average net assets (%)(b)	2.00	(c)	2.00	2.00	2.00	2.00	1.80
Ratio of net investment loss to average net assets (%)	(1.72	)(c)	(1.87)	(1.80)	(1.92)	(1.94)	(1.71)
Portfolio turnover rate (%)	51	(d)	129	165	212	162	110

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.
(c)	Annualized.
(d)	Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	China Opportunities Fund
	Six Months Ended June 30, 2012 (unaudited)		Years Ended December 31,
			2011	2010	2009	2008	2007
Net asset value at beginning of period	$8.70		$16.63	$17.27	$7.51	$29.06	$19.53
Income (loss) from investment operations:
Net investment income (loss)(a)	.01		(.11)	(.14)	(.11)	(.20)	(.14)
Net realized and unrealized gain (loss) on investments and translation of assets and liabilities denominated in foreign currencies	.74		(6.36)	3.06	9.96	(18.64)	11.58
Total from investment operations	.75		(6.47)	2.92	9.85	(18.84)	11.44
Redemption Fees(a)	—		.01	.02	.03	.06	.13
Less dividends and distributions:
Distribution from net realized gains on investments	—		(1.47)	(3.47)	—	(2.77)	(2.04)
Dividends from net investment income	—		—	(.11)	(.12)	—	—
Net asset value at end of period	$9.45		$8.70	$16.63	$17.27	$7.51	$29.06
Total Return (%)	8.62		(38.72)	17.43	131.54	(64.34)	59.29
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$115,481		$119,819	$292,934	$371,709	$118,449	$943,825
Ratio of gross expenses to average net assets (%)	2.18	(c)	2.08	1.97	2.07	2.00	1.78
Ratio of net expenses to average net assets (%)(b)	2.18	(c)	2.08	1.97	2.07	2.00	1.78
Ratio of net investment income (loss) to average net assets (%)	.28	(c)	(.76)	(.80)	(.89)	(1.03)	(.53)
Portfolio turnover rate (%)	67	(d)	107	104	101	70	68

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements.
(c)	Annualized.
(d)	Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	International Opportunities Fund
	Six Months Ended June 30, 2012 (unaudited)		Years Ended December 31,				Period Ended December 31, 2007(a)
			2011	2010	2009	2008
Net asset value at beginning of period	$9.74		$11.61	$8.97	$5.57	$14.10	$10.00
Income (loss) from investment operations:
Net investment income (loss)(b)	.08		.01	(.08)	(.07)	(.05)	(.10)
Net realized and unrealized gain (loss) on investments and translation of assets and liabilities denominated in foreign currencies	.64		(1.70)	2.80	3.47	(8.49)	4.16
Total from investment operations	.72		(1.69)	2.72	3.40	(8.54)	4.06
Redemption Fees(b)	—		—	—	—	.01	.04
Less dividends:
Dividends from investment income	—		(.18)	(.08)	—	—	—
Net asset value at end of period	$10.46		$9.74	$11.61	$8.97	$5.57	$14.10
Total Return (%)	7.39		(14.50)	30.37	61.04	(60.50)	41.00
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$16,009		$15,230	$21,755	$18,311	$13,961	$112,470
Ratio of gross expenses to average net assets (%)	2.83	(d)	2.65	2.66	3.14	2.24	2.00
Ratio of net expenses to average net assets (%)(c)	1.60	(d)	1.89	2.49	2.49	2.23	1.99
Ratio of net investment gain (loss) to average net assets (%)	1.46	(d)	.12	(.86)	(1.01)	(.40)	(.80)
Portfolio turnover rate (%)	159	(e)	257	160	280	221	126

Notes:

(a)	For the period from February 1, 2007 (commencement of operations) through December 31, 2007
(b)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(c)	The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.
(d)	Annualized.
(e)	Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	Asia Opportunities Fund
	Six Months Ended June 30, 2012 (unaudited)		Years Ended December 31,			Period Ended December 31, 2008(a)
			2011	2010	2009
Net asset value at beginning of period	$7.57		$9.05	$7.99	$4.30	$10.00
Income (loss) from investment operations:
Net investment loss(b)	(.02)		(.09)	(.10)	(.07)	(.07)
Net realized and unrealized gain (loss) on investments and translation of assets and liabilities denominated in foreign currencies	.15		(1.39)	1.16	3.75	(5.65)
Total from investment operations	.13		(1.48)	1.06	3.68	(5.72)
Redemption Fees(b)	—		—	—	.01	.02
Net asset value at end of period	$7.70		$7.57	$9.05	$7.99	$4.30
Total Return (%)	1.72		(16.35)	13.27	85.81	(57.00)
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$5,725		$6,430	$9,088	$8,605	$3,889
Ratio of gross expenses to average net assets (%)	4.83	(d)	4.17	3.42	4.31	3.85
Ratio of net expenses to average net assets (%)(c)	2.49	(d)	2.49	2.49	2.49	2.49
Ratio of net investment loss to average net assets (%)	(.43	)(d)	(1.03)	(1.28)	(1.15)	(.95)
Portfolio turnover rate (%)	94	(e)	188	125	176	165

Notes:

(a)	For the period from February 1, 2008 (commencement of operations) through December 31, 2008
(b)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(c)	The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.
(d)	Annualized.
(e)	Not annualized.

THE OBERWEIS FUNDS

Supplemental Information

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the Funds’ (Emerging Growth Fund, Micro-Cap Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund and Asia Opportunities Fund) Portfolio securities to the Funds’ investment adviser, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 1-800-323-6166. It also appears on www.oberweisfunds.com and in the Funds’ Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NQ. The Funds’ Forms NQ are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Expense Examples:

As a shareholder of The Oberweis Funds, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Oberweis Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 investment at the beginning of the period and held for the entire period from January 1, 2012 through June 30, 2012.

Actual Expenses:

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

THE OBERWEIS FUNDS

Supplemental Information (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 – 6/30/12	Expense Ratio During Period 1/1/12 – 6/30/12
Micro-Cap Fund
Actual	$1,000.00	$1,042.90	$10.16	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.92	$10.02	2.00%
Emerging Growth Fund
Actual	$1,000.00	$1,070.30	$8.29	1.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.86	$8.07	1.61%
Small-Cap Opportunities Fund
Actual	$1,000.00	$1,063.60	$10.26	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.92	$10.02	2.00%
China Opportunities Fund
Actual	$1,000.00	$1,086.20	$11.31	2.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.02	$10.92	2.18%
International Opportunities Fund
Actual	$1,000.00	$1,073.90	$8.25	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,008.45	$8.02	1.60%
Asia Opportunities Fund
Actual	$1,000.00	$1,017.20	$12.49	2.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.48	$12.46	2.49%
*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Trustees and Officers

James D. Oberweis
Trustee

Gary D. McDaniel
Trustee

James W. Oberweis
President

David I. Covas
Vice President

Kenneth S. Farsalas
Vice President

Katherine Smith Dedrick
Trustee

James G. Schmidt
Trustee

Patrick B. Joyce
Executive Vice President
Treasurer

Eric V. Hannemann
Secretary

Manager and Investment Advisor

Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
1-800-323-6166
www.oberweisfunds.com

Distributor

Oberweis Securities, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
1-630-577-2300
www.oberweisfunds.com

Custodian

UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106

Transfer Agent

UMB Fund Services, Inc.
P.O. Box 711 Milwaukee, WI 53201-0711
1-800-245-7311

Counsel

Vedder Price P.C.
222 North LaSalle Street, Chicago, IL 60601

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
One North Wacker Drive, Chicago, IL 60606

The Oberweis Funds
Micro-Cap Fund Emerging Growth Fund Small-Cap Opportunities Fund China Opportunities Fund International Opportunities Fund Asia Opportunities Fund

1-800-245-7311

www.oberweisfunds.com

ITEM 2. CODE OF ETHICS.

Not required for the Semi-Annual Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required for the Semi-Annual Report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for the Semi-Annual Report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Schedule of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since registrant last disclosed such procedures in its proxy statement dated April 16, 2004.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1)	Not required for the Semi-Annual Report.
(a) (2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17CFR 270.30a-2) in the exact form set forth below: are attached hereto.

(a) (3)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to the registrant.
(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Oberweis Funds
By (Signature and Title*)	/s/ James W. Oberweis James W. Oberweis President, The Oberweis Funds

Date 08/24/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*)	/s/ James W. Oberweis James W. Oberweis President, The Oberweis Funds

Date 08/24/2012

By (Signature and Title*)	/s/ Patrick B. Joyce Patrick B. Joyce Executive Vice President and Treasurer, The Oberweis Funds

Date 08/24/2012

/*/ Print the name and title of each signing officer under his or her signature.